Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 416	$ 190	$ 357
Accounts receivable	14	24	9
Employee advance		5
Inventory, short term			336
Net investment in leases, short term	90	103	101
Prepaid expenses and vendor deposits	220	206	325
Total current assets	740	528	1,128
Property and equipment, net	182	509	665
Right-to-use assets, net	335	412	705
Other assets:
Inventory, long term			1,141
Net investment in leases, long term	4	17	120
Patents, net	284	288	307
Other assets	44	44	44
Total assets	1,589	1,798	4,110
Current liabilities:
Accounts payable and accrued expenses, including $30 and $120 to related parties as of December 31, 2023 and 2022, respectively	4,821	4,116	2,852
Customer deposits		16
Deferred revenue, short term			5
Dividends payable	103	101	91
Lease liability, short term	308	349	313
Total current liabilities	5,232	4,582	3,261
Long term liabilities:
Lease liability, long term	60	103	452
Total long-term liabilities	560	103	452
Total liabilities	5,792	4,685	3,713
Commitments and contingencies (Note 12)
Series C 9% Convertible Preferred Stock, $0.001 par value, $1,000 stated value, authorized 4,200 shares, 105 shares issued and outstanding; liquidation preference of $105 as of December 31, 2023 and 2022	105	105	105
Equity (Deficit):
Preferred stock, $0.001 par value, authorized 1,000,000 shares, designated 200 shares of Series A, 600 shares of Series B, 4,200 shares of Series C, 1,400 shares of Series D, 1,000 shares of Series E, 200,000 shares of Series F Preferred Stock. 105 shares of Series C outstanding as of December 31, 2023 and 2022 (see above)
Common stock, $0.001 par value, authorized 200,000,000 shares, 9,040,043 and 5,505,068 issued and outstanding as of December 31, 2023 and 2022, respectively	11	9	5
Additional paid in capital	244,085	241,988	216,282
Accumulated deficit	(248,417)	(245,015)	(215,974)
Total stockholders’ equity (deficit) attributable to BioSig Technologies, Inc.	(4,321)	(3,018)	313
Non-controlling interest	13	26	(21)
Total equity (deficit)	(4,308)	(2,992)	292
Total liabilities and equity (deficit)	1,589	1,798	$ 4,110
Related Party [Member]
Long term liabilities:
Note payable-related party, long term	$ 500